Nationwide Mutual Funds

Nationwide Amundi Global High Yield Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Amundi World Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard International Equities Fund	Nationwide High Yield Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Fund	Nationwide International Index Fund
Nationwide Bond Index Fund	Nationwide International Small Cap Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Emerging Markets Debt Fund	Nationwide Portfolio Completion Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund	Nationwide Ziegler Equity Income Fund
Nationwide Government Money Market Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Growth Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide HighMark Bond Fund

Supplement dated April 27, 2017
to the Statement of Additional Information dated February 28, 2017, as revised March 22, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Nationwide Bond Fund, Nationwide Government Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund and Nationwide U.S. Small Cap Value Fund (the "Funds")

Effective May 1, 2017, the following replaces the information regarding the Funds on pages 80-82 of the SAI:

Fund	Assets	Investment Advisory Fee
Nationwide Bond Fund	Up to $250 million; $250 million and more but less than $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.41% 0.385% 0.36% 0.335% 0.31%
Nationwide Government Bond Fund	Up to $250 million; $250 million and more but less than $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.35% 0.325% 0.30% 0.275% 0.25%
Nationwide HighMark Bond Fund	Up to $250 million; $250 million and more but less than $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.41% 0.385% 0.36% 0.335% 0.31%
Nationwide HighMark Small Cap Core Fund	Up to $500 million; and $500 million and more	0.84% 0.79%
Nationwide U.S. Small Cap Value Fund	Up to $500 million; and $500 million and more	0.84% 0.79%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE